Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 84,465	$ 79,052
Down payments from clients	11,169	542
Other accounts payables	44,596	34,313
Total	$ 140,230	$ 113,907